Name:        Pear Tree Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Willard L. Umphrey
Title:             President
Phone:          (781) 259-1144

Signature, Place, and Date of Signing:

/s/ Willard L. Umphrey,   Lincoln, MA            January 30, 2012
Willard L. Umphrey


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             18

Form 13F Information Table Value Total:           $ 32,063
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

Form 13 F information Table

                  Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None


Banco
Santender Chile     ADR     05965x109     634          8379     SH               OTHER               SHARED


China Yuchai	COM	G21082105	321	23261		SH		OTHER		SHARED

CIA Cervezeria	ADR	204429104	436	6908		SH		Other		Shared

CIA Saneamento	ADR	20441A102	510	9172		SH		OTHER		SHARED


Compania
de Bebidas     ADR     20441W203     2111         58498    SH               OTHER               SHARED

Enersis          ADR     29274F104     744          42207     SH               OTHER               SHARED

Fomento
Economico Mex     ADR     344419106     1774          25452   SH               OTHER               SHARED

Gerdau		ADR	373737105	86		11062	SH		OTHER			SHARED

Giant 		ADR	374511103	195		47823	SH		OTHER		SHARED
Interactive

Gold Fields     ADR     38059T106     1148          75297     SH               OTHER               SHARED


Infosys
Technologies     ADR     456788108     6933          134945     SH               OTHER               SHARED

LAN Air          ADR     501723100     625          26892     SH               OTHER               SHARED


METHANEX
CORP                 COM       59151K108     3898           170817  SH        OTHER             SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101     2055      87485     SH         OTHER                             SHARED

SK Telecom	ADR	78440P108	308	22664	SH		OTHER			SHARED

Tele Norte	ADR	879246106	572	60130	SH		OTHER			SHARED

Teva Pharm	ADR	881624209	8020	198719	SH		OTHER			SHARED


Vanguard MSCI	ETF	922042858	3031	79323	SH		OTHER			SHARED

